Administrative Services Agreement	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Administrative Services Agreement [Text Block]
17	Administrative Services Agreement

On May 9, 2017, Mason Resources entered into an Administrative Services Agreement ("ASA") with Entrée whereby Entrée will provide office space, furnishings and equipment, communications facilities and personnel necessary for Mason Resources to fulfill its basic day-to-day head office and executive responsibilities on a pro-rata cost-recovery basis. The total amount charged to Mason Resources for the year ended December 31, 2017 was $0.6 million. As of December 31, 2017, included in the receivables balance on the consolidated balance sheet is $0.2 million due from Mason Resources relating to the ASA.

Also included in costs recoverable by Entrée under the ASA is a one-time restructure charge of $0.2 million to Mason Resources that is related to the Arrangement (Note 2). This amount includes legal, filing and audit related costs directly attributable to the Arrangement.